Note 4 - Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Gross	$ 10,645,000	$ 11,948,000
Accumulated Amortization	(3,800,602)	(3,400,513)
Net	6,844,398	8,547,487
Customer Relationships [Member]
Gross	8,152,000	8,152,000
Accumulated Amortization	(2,713,890)	(1,898,691)
Net	5,438,110	6,253,309
Trade Names [Member]
Gross	2,119,000	2,119,000
Accumulated Amortization	(754,380)	(542,480)
Net	1,364,620	1,576,520
Technology-Based Intangible Assets [Member]
Gross		1,303,000
Accumulated Amortization		(667,009)
Net		635,991
Noncompete Agreements [Member]
Gross	374,000	374,000
Accumulated Amortization	(332,332)	(292,333)
Net	$ 41,668	$ 81,667